Asset Retirement Obligation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1,	$ 4,374	$ 5,832
Accretion expense	93	106
Balance at March 31,	$ 4,467	$ 5,938